14. FINANCIAL INSTRUMENTS (Details 7) - Interest rate risk [member]	Dec. 31, 2020
CDI [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	1.90%
CDI [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	2.38%
CDI [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	2.85%
TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	4.55%
TJLP [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	5.69%
TJLP [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	6.38%
Libor [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	0.26%
Libor [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	0.32%
Libor [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (in percent)	0.39%